Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income (Loss) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES
Rental revenue	$ 10,947,094	$ 9,981,395	$ 21,373,343	$ 19,203,738
Other	39,842	8,377	97,055	36,020
Total revenues	10,986,936	9,989,772	21,470,398	19,239,758
Investment property operating expense	(1,708,096)	(1,282,788)	(3,239,890)	(2,639,587)
General and administrative	(4,556,683)	(1,076,238)	(6,250,780)	(2,197,893)
Listing expense			(44,469,613)
Investment property valuation gain	4,550,714	305,441	9,749,988	10,276,377
Interest income from affiliates		158,113	302,808	314,488
Financing costs	(5,808,977)	(12,134,876)	(11,371,356)	(17,636,918)
Net foreign currency gain (loss)	(158,361)	64,474	(176,605)	229,772
Gain on sale of asset held for sale		1,022,853		1,022,853
Other income	10,837,729	52,917	11,148,259	99,510
Other expenses	(1,172,442)	(54,225)	(7,344,817)	(138,422)
Profit before taxes	12,970,820	(2,954,557)	(30,181,608)	8,569,938
INCOME TAX EXPENSE	(539,160)	(1,807,943)	(3,846,518)	(2,759,558)
Total profit for the year	12,431,660	(4,762,500)	(34,028,126)	5,810,380
Items that may be reclassified subsequently to profit or loss:
Translation gain (loss) from functional currency to reporting currency	(7,125,921)	7,132,959	(7,695,204)	9,727,869
Total comprehensive income (loss) for the year	5,305,739	2,370,459	(41,723,330)	15,538,249
PROFIT FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Group	9,907,633	(4,762,860)	(38,123,976)	2,628,360
Non-controlling interests	2,524,027	360	4,095,850	3,182,020
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO:
Owners of the Group	2,781,712	2,370,099	(45,819,180)	12,356,229
Non-controlling interests	$ 2,524,027	$ 360	$ 4,095,850	$ 3,182,020
Weighted average number of shares basic	31,709,747	28,600,000	30,223,220	28,600,000
Weighted average number of shares diluted	31,863,168	28,600,000	30,223,220	28,600,000
Earnings per share attributable to owners of the Group basic	$ 0.31	$ (0.17)	$ (1.26)	$ 0.09
Earnings per share attributable to owners of the Group diluted	$ 0.31	$ (0.17)	$ (1.26)	$ 0.09
Latam Logistic Properties SA [member]
REVENUES
Rental revenue					$ 39,327,779	$ 31,890,569	$ 25,553,931
Other					108,564	92,998	42,142
Total revenues					39,436,343	31,983,567	25,596,073
Investment property operating expense					(5,142,950)	(5,407,439)	(4,087,365)
General and administrative					(8,508,862)	(4,609,195)	(5,394,201)
Investment property valuation gain					20,151,026	3,525,692	12,610,127
Interest income from affiliates					664,219	561,372	424,838
Financing costs					(31,111,064)	(11,766,726)	(9,799,558)
Net foreign currency gain (loss)					284,706	299,762	(707,570)
Gain (loss) on sale of investment properties					1,165,170	(398,247)
Gain on sale of asset held for sale					1,022,853
Other income					307,822	100,127	151,391
Other expenses					(6,132,636)	(611,173)	(1,367,647)
Profit before taxes					12,136,627	13,677,740	17,426,088
INCOME TAX EXPENSE					(4,980,622)	(2,236,507)	(8,756,703)
Total profit for the year					7,156,005	11,441,233	8,669,385
Items that may be reclassified subsequently to profit or loss:
Translation gain (loss) from functional currency to reporting currency					18,373,064	(13,533,732)	(12,522,802)
Total comprehensive income (loss) for the year					25,529,069	(2,092,499)	(3,853,417)
PROFIT FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Group					3,139,333	8,028,610	4,126,505
Non-controlling interests					4,016,672	3,412,623	4,542,880
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO:
Owners of the Group					21,512,397	(5,505,122)	(8,396,297)
Non-controlling interests					$ 4,016,672	$ 3,412,623	$ 4,542,880
Weighted average number of shares basic					28,600,000	28,600,000	28,600,000
Weighted average number of shares diluted					28,600,000	28,600,000	28,600,000
Earnings per share attributable to owners of the Group basic					$ 0.11	$ 0.28	$ 0.14
Earnings per share attributable to owners of the Group diluted					$ 0.11	$ 0.28	$ 0.14